As filed with the Securities and Exchange Commission on
                                           July 23, 1997
                                           Registration Nos.  2-91373
                                           811-4038


                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                /X/

         Pre-Effective Amendment No.                                  /  /
         Post-Effective Amendment No. 24                              /X/

                                                      and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940                               /X/

         Amendment No. 25                                             /X/

                                   St. Clair Funds, Inc.
                   (Exact Name of Registrant as Specified in Charter)

                      480 Pierce Street Birmingham, Michigan 48009
                   (Address of Principal Executive Offices) (Zip Code)

                       Registrant's Telephone Number: (810) 647-9200

                                   Teresa M.R. Hamlin, Esq.
                          First Data Investor Services Group, Inc.
                                  One Exchange Place, 8th Floor
                                  Boston, Massachusetts 02109

                                                    Copies to:

                  Lisa Anne Rosen, Esq.             Paul F. Roye, Esq.
                  Munder Capital Management         Dechert Price & Rhoads
                  480 Pierce Street                 1500 K Street, NW
                  Birmingham, Michigan 48009        Washington, D.C. 20549

        /X/ It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

         The Registrant has elected to register an indefinite number of shares of all series under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant was not required to file a Rule 24f-2 Notice for the fiscal year ended February 28, 1997 because no shares of common stock were sold in reliance upon registration pursuant to Rule 24f-2 during such fiscal year.

                                               ST. CLAIR FUNDS, INC.

                                               CROSS REFERENCE SHEET

                                              Pursuant to Rule 495(a)

                                       Prospectus for St. Clair Funds, Inc.
    (Munder  Institutional S&P 500 Index Equity Fund,  Munder  Institutional S&P
      MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder
                                         Institutional Money Market Fund)

                                                      Part A


       Item                                           Heading

       1.  Cover Page                                 Cover Page

       2.  Synopsis                                   Expense Table

       3.  Condensed Financial Information            Not Applicable

       4.  General Description of Registrant          Cover Page; Investment
                                                      Objectives and
                                                      Policies; Investment
                                                      Limitations; Portfolio
                                                      Instruments and Practices
                                                      and Associated Risk
                                                      Factors; Description of
                                                      Shares

       5.  Management of the Fund                     Management; Investment
                                                      Objectives and
                                                      Policies; Dividends and
                                                      Distributions;
                                                      Performance

       6.  Capital Stock and Other Securities         Management; Purchase and
                                                      Redemption of Shares;
                                                      Description of Shares;
                                                      Dividends and
                                                      Distributions; Taxes

       7.  Purchase of Securities Being Offered       Net Asset Value; Purchase
                                                      and Redemption of Shares

       8.  Redemption or Repurchase                   Purchase and Redemption
                                                      of Shares

       9.  Pending Legal Proceedings                  Not Applicable

                                                      Part B

       Item                                           Heading

       10. Cover Page                                 Cover Page

       11. Table of Contents                          Table of Contents

       12. General Information and History            See Prospectus --
                                                      "Management"; General;
                                                      Directors and Officers

       13. Investment Objectives and Policies         Fund Investments;
                                                      Investment Limitations;
                                                      Risk Factors and Special
                                                      Considerations; Portfolio
                                                      Transactions

       14. Management of the Fund                     See Prospectus --
                                                      "Management"; Directors
                                                      and Officers;
                                                      Miscellaneous

       15. Control Persons and Principal Holders      See Prospectus --
                                                      "Management"; of
                                                      Securities
                                                      Miscellaneous


       16. Investment Advisory and Other Services     Investment Advisory and
                                                      Other Service
                                                      Arrangements; See
                                                      Prospectus -- "Management"

       17. Brokerage Allocation and Other Practices   Portfolio Transactions

       18. Capital Stock and Other Securities         See Prospectus --
                                                      "Description of Shares"
                                                      and "Management";
                                                      Additional Information
                                                      Concerning Shares

       19. Purchase, Redemption and Pricing           Purchase and Redemption
           of Securities Being Offered                Information; Net Asset
                                                      Value; Additional
                                                      Information Concerning
                                                      Shares

       20. Tax Status                                 Taxes

       21. Underwriters                               Investment Advisory and
                                                      Other Service
                                                      Arrangements

       22. Calculation of Performance Data            Performance Information

       23. Financial Statements                       Not Applicable

                                               ST. CLAIR FUNDS, INC.


    The purpose of this Post-Effective Amendment filing is to respond to SEC staff comments on Post-Effective Amendment No. 23, to make other non-material language changes that the Registrant deems appropriate, and to add exhibits to the Registration Statement as required by Form N-1A.

         The prospectus and statement of additional information relating to (i) Liquidity Plus Money Market Fund and (ii) the Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund are not included in this filing.

                                               ST. CLAIR FUNDS, INC.
                                                 480 Pierce Street
                                            Birmingham, Michigan 48009
                                             Telephone (800) 438-5789

PROSPECTUS


     St. Clair Funds, Inc. (the "Company") is an open-end investment company (a mutual fund) that currently offers a selection of investment portfolios. This Prospectus describes five of the investment portfolios offered by the Company (the "Funds"):

                           Munder Institutional S&P 500 Index Equity Fund
                         Munder Institutional S&P MidCap Index Equity Fund
                        Munder Institutional S&P SmallCap Index Equity Fund
                            Munder Institutional Short Term Treasury Fund
                              Munder Institutional Money Market Fund

         Munder Capital Management (the "Advisor") serves as investment advisor to the Funds.

            This Prospectus contains the information that a prospective investor should know before investing in the Funds. Investors are encouraged to read this Prospectus and retain it for future reference. A Statement of Additional Information dated July 23, 1997, as amended or supplemented from time to time, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained free of charge by calling the Company at (800) 438-5789. In addition, the SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Funds.

         Although the Munder Institutional Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, there can be no assurance that the Fund can do so on a continuing basis.

         Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Funds involves investment risks, including the possible loss of principal.

SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              The date of this Prospectus is July 23, 1997.

                                                 TABLE OF CONTENTS



THE FUNDS

         EXPENSE TABLE.................................. 3

         INVESTMENT OBJECTIVES AND POLICIES............. 4

         PORTFOLIO INSTRUMENTS AND PRACTICES AND
         ASSOCIATED RISK FACTORS........................ 8

         INVESTMENT LIMITATIONS......................... 15

         PURCHASE AND REDEMPTION OF SHARES.............. 15

         DIVIDENDS AND DISTRIBUTIONS.................... 16

OTHER INFORMATION

         NET ASSET VALUE................................ 17

         MANAGEMENT..................................... 18

         TAXES.......................................... 19

         DESCRIPTION OF SHARES.......................... 20

         PERFORMANCE.................................... 21


No person has been authorized to give any information, or to make any representations not contained in this Prospectus, or in the Funds' Statement of Additional Information incorporated herein by reference, in connection with the offering made by this Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or Funds Distributor, Inc. (the "Distributor"). This Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                                   EXPENSE TABLE

         The following table sets forth certain costs and expenses that an investor will incur either directly or indirectly as a shareholder of the Funds based on estimated operating expenses for the current fiscal year. Shares of the Funds are sold without an initial or contingent deferred sales charge to fiduciary and discretionary accounts of institutions, "institutional investors" (as defined herein), directors, officers and employees of the Company, the Advisor and the Distributor, the Advisor's investment advisory clients and family members of employees of the Advisor.

                                                                        Munder          Munder
                                                        Munder      Institutional   Institutional      Munder         Munder
                                                    Institutional        S&P             S&P        Institutional  Institutional
                                                       S&P 500          MidCap         SmallCap      Short Term        Money
                                                     Index Equity    Index Equity    Index Equity     Treasury        Market
                                                         Fund            Fund            Fund           Fund           Fund

Annual Fund Operating Expenses:
(as a percentage of average daily net assets)
     Advisory Fees..........................         .07%              .15%             .15%            .20%         .20%
     Other Expenses (after expense
     reimbursements)........................         .03%*             .03%*            .03%*           .0%*         .0%*
                                                     -----             -----            -----           ----         ----

     Total Fund Operating Expenses
     (after expense reimbursements).........      .10%*                .18%*            .18%*           .20%*        .20%*
                                                  =====                =====            =====           =====        =====


         .........
   *The Advisor has  voluntarily  agreed to  reimburse  expenses to limit "Other
     Expenses"  to .03% with respect to the Munder  Institutional  S&P 500 Index
     Equity Fund,  Munder  Institutional S&P MidCap Index Equity Fund and Munder
     Institutional S&P SmallCap Index Equity Fund and .0% with respect to Munder
     Institutional  Short  Term  Treasury  Fund and Munder  Institutional  Money
     Market Fund. In the absence of such expense reimbursements, it is estimated that total fund operating  expenses  would be as follows:  ____% for Munder
     Institutional S&P 500 Index Equity Fund,  ______% for Munder  Institutional
     S&P  MidCap  Index  Equity  Fund,  _______%  for Munder  Institutional  S&P
     SmallCap  Index Equity Fund,  ______% for Munder  Institutional  Short Term
     Treasury Fund and _______% for Munder Institutional Money Market Fund.


         "Other expenses" in the above table include administration fees, custodial fees, legal and accounting fees, printing costs, registration fees, fees for any portfolio valuation service, the cost of regulatory compliance, the costs of maintaining the Funds' legal existence and the costs involved with communicating with shareholders. The amount of "Other expenses" in the expense table above is based on estimated expenses and projected assets for the current fiscal year. The nature of the services for which the Funds are obligated to pay advisory fees is described under "Management." Any fees charged by institutions directly to customer accounts for services provided in connection with investments in shares of the Funds are in addition to the expenses shown in the above Expense Table and the Example shown below.

Example

         The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Funds. These amounts are based on payment by the Funds of operating expenses at the levels set forth in the above table, and are also based on the following assumptions:

     An investor would pay the following expenses on a $1,000 investment, assuming (1) a hypothetical 5% annual return and (2) redemption at the end of the following time periods:

                                                      1 Year           3 Years
                                                      ------           -------
Munder Institutional S&P 500 Index Equity Fund          $2              $5
Munder Institutional S&P MidCap Index Equity Fund       $2              $7
Munder Institutional S&P SmallCap Index Equity Fund     $2              $7
Munder Institutional Short Term Treasury Fund           $3              $8
Munder Institutional Money Market Fund                  $3              $8

         The foregoing Expense Table and Example are intended to assist investors in understanding the various shareholder transaction expenses and operating expenses of the Funds that investors bear directly or indirectly.

         THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE INVESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                                    THE COMPANY

            Each of the Funds is a diversified portfolio of shares issued by the Company, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company's principal office is located at 480 Pierce Street, Birmingham, Michigan 48009 and its telephone number is (800) 438-5789.

                                        INVESTMENT OBJECTIVES AND POLICIES

         This  Prospectus  describes the following Funds offered by the Company:
Munder Institutional S&P 500 Index Equity Fund ("LargeCap 500 Index Fund"), Munder Institutional S&P MidCap Index Equity Fund ("MidCap Index Fund"), Munder Institutional S&P SmallCap Index Equity Fund ("SmallCap Index Fund"), Munder Institutional Short Term Treasury Fund ("Short Term Treasury Fund") and Munder Institutional Money Market Fund ("Money Market Fund"). Investing in shares of any Fund should not be considered a complete investment program, but an important segment of a well-diversified investment program.

LargeCap 500 Index Fund

     The investment objective of the LargeCap 500 Index Fund is to provide price performance and income that is comparable to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), an index which emphasizes large capitalization companies. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange Inc. ("NYSE"). As of December 31, 1996, the S&P 500 represented approximately 85% of the market capitalization of publicly owned stocks in the United States. Although the Fund may not hold securities of all 500 issuers included in the S&P 500, it will normally hold the securities of at least 80% of such issuers. Stock selections are based primarily on market capitalization and industry weightings. The Fund may also invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are securities traded on the American Stock Exchange that represent ownership in the SPDR Trust, a long-term unit investment trust which is intended to provide investment results that generally correspond to the price and yield performance of certain S&P indices. See "Portfolio Instruments and Practices and Associated Risk Factors--Investment Company Securities." The Fund seeks quarterly performance within a .95 correlation with the S&P 500. The Fund's ability to achieve performance comparable to that of the S&P 500 may be affected by, among other things, transaction costs; administration and other expenses incurred by the Fund; changes in the composition of S&P 500; and the timing and amount of investor purchases and redemptions.

     The Fund is managed through the use of a "quantitative" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the S&P 500 through statistical procedures. As a result, the Advisor does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis.

        The Fund invests substantially all, and at least 65%, of its total assets in the securities of issuers included in the S&P 500. In addition to investing in stocks, the LargeCap 500 Index Fund is also authorized to invest in high quality short-term fixed income securities as cash reserves or for temporary defensive purposes. The Fund may also invest in stock index futures contracts and options on stock indices and stock index futures contracts. See "Portfolio Instruments and Practices and Associated Risk Factors" for a description of investment practices of the Fund.

MidCap Index Fund

        The investment objective of the MidCap Index Fund is to provide price performance and income that is comparable to the Standard & Poor's MidCap 400 Index ("S&P MidCap 400"), an index which emphasizes medium capitalization companies. The market capitalization of an issuer in the S&P MidCap 400 generally ranges from $100 million to $9 billion. As of December 31, 1996, the S&P MidCap 400 represented approximately 10% of the market capitalization of publicly owned stocks in the United States. Although the Fund may not hold securities of all 400 issuers included in the S&P MidCap 400, it will normally hold the securities of at least 80% of such issuers. Stock selections are based primarily on market capitalization and industry weightings. The Fund may also invest in SPDRs. See "Portfolio Instruments and Practices and Associated Risk Factors--Investment Company Securities". The Fund seeks quarterly performance within a .95 correlation with the S&P MidCap 400. The Fund's ability to achieve performance comparable to that of the S&P MidCap 400 may be affected by, among other things, transaction costs; administration and other expenses incurred by the Fund; changes in the composition of the S&P MidCap 400; and the timing and amount of investor purchases and redemptions.

     The Fund is managed through the use of a "quantitative" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the S&P MidCap 400 through statistical procedures. As a result, the Advisor does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis.

     Medium capitalization companies typically are subject to a greater degree of change in earnings and business prospects than larger, more established companies. In addition, securities of medium capitalization companies are traded in lower volume than those issued by larger companies and may be more volatile. As a result, the Fund may be subject to greater price volatility than a fund consisting of larger capitalization stocks.

        The Fund invests substantially all, and at least 65%, of its total assets in the securities of issuers included in the S&P MidCap 400. In addition to investing in stocks, the MidCap Index Fund is also authorized to invest in high quality short-term fixed income securities as cash reserves or for temporary defensive purposes. The Fund may also invest in stock index futures contracts and options on stock indices and stock index futures contracts. See "Portfolio Instruments and Practices and Associated Risk Factors" for a description of investment practices of the Fund.

SmallCap Index Fund

     The investment objective of the SmallCap Index Fund is to provide price performance and income that is comparable to the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600"), an index which emphasizes small capitalization companies. As of December 31, 1996, the S&P SmallCap 600 represented approximately 5% of the market capitalization of publicly owned stocks in the United States. Although the Fund may not hold securities of all 600 issuers included in the S&P SmallCap 600, it will normally hold the securities of at least 80% of such issuers. Stock selections are based primarily on market capitalization and industry weightings. The Fund seeks quarterly performance within a .95 correlation with the S&P SmallCap 600. The Fund's ability to achieve performance comparable to that of the S&P SmallCap 600 may be affected by, among other things, transaction costs; administration and other expenses incurred by the Fund; changes in the composition of the S&P SmallCap 600; and the timing and amount of investor purchases and redemptions.

     The Fund is managed through the use of a "quantitative" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the S&P SmallCap 600 through statistical procedures. As a result, the Advisor does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis.

     Smaller capitalization companies typically are subject to a greater degree of change in earnings and business prospects than larger, more established companies. In addition, securities of smaller capitalization companies are traded in lower volume than those issued by larger companies and may be more volatile. As a result, the Fund may be subject to greater price volatility than a fund consisting of larger capitalization stocks.

        The Fund invests substantially all, and at least 65%, of its total assets in the securities of issuers included in the S&P SmallCap 600. In addition to investing in stocks, the SmallCap Index Fund is also authorized to invest in high quality short-term fixed income securities as cash reserves or for temporary defensive purposes. The Fund may also invest in stock index futures contracts and options on stock indices and stock index futures contracts. See "Portfolio Instruments and Practices and Associated Risk Factors" for a description of investment practices of the Fund.

Short Term Treasury Fund

     The Fund's investment objective is to provide shareholders with a high level of current income consistent with capital preservation. The Fund seeks to achieve its objective by investing only in U.S. Treasury securities and repurchase agreements fully collateralized by U.S. Treasury securities. Under normal market conditions, the Fund will invest 100% of its total assets in these securities. Under normal circumstances, the Fund will enter into repurchase agreements with maturities of seven days or less and will invest in securities with remaining maturities of three years or less. The dollar-weighted average maturity of the Fund's portfolio is not expected to exceed two years. The Fund also may borrow money for temporary purposes and to meet redemption requests and may enter into reverse repurchase agreements. In addition, the Fund may lend portfolio securities, purchase securities on a "when-issued" basis and purchase or sell securities on a "forward commitment" basis. See "Portfolio Instruments and Practices and Associated Risk Factors." There can be no assurance that the Fund's investment objective will be achieved.

     The Fund is not a money market fund and, although it seeks to maintain minimum fluctuation of principal value, no assurance can be given that, when an investor desires to redeem Fund shares, the then-current net asset value per share will be at or greater than the net asset value per share at the time of purchase.

     The value of the portfolio securities held by the Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

Money Market Fund

     The investment objective of the Money Market Fund is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

     The Fund seeks to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be able to do so on a continuous basis. In pursuing its investment objective, the Money Market Fund may invest in a broad range of short-term, high quality, U.S. dollar-denominated instruments, such as bank, commercial and other obligations (including Federal, state and local government obligations) that are available in the money markets. The instruments in which the Fund may invest are described below under "Portfolio Instruments and Practices and Associated Risk Factors."

     Securities acquired by the Fund will be "Eligible Securities" as defined by the SEC. Eligible Securities consist of securities that are determined by the Advisor, under guidelines established by the Board of Directors, to present minimal credit risks.

     Assets of the Fund will be invested solely in U.S. dollar-denominated debt securities with remaining maturities of 397 days or less as defined by the SEC (although securities subject to repurchase agreements, variable and floating rate securities and certain other securities may bear longer maturities), and the dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

     Although the Money Market Fund expects under normal market conditions to be as fully invested as possible, the Fund may hold uninvested cash pending investment of late payments for purchase orders (or other payments) or during temporary defensive periods. Uninvested cash will not earn income. In general, investments in the Fund will not earn as high a level of current income as longer-term or lower quality securities. Longer-term and lower quality securities, however, generally have less liquidity, greater market risk and more fluctuation in market value.

Standard & Poor's Indexes

     "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", "500", "S&P MidCap 400", "Standard & Poor's 400", "400", "S&P SmallCap 600(R)",
"Standard & Poor's 600", and "600" are trademarks of McGraw-Hill Companies, Inc. ("McGraw-Hill") and have been licensed for use by the Company. Standard and Poor's Ratings Service ("S&P") is a division of McGraw-Hill.

     The Funds are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500, the S&P MidCap 400 or the S&P SmallCap 600 (together, the "Indexes") to trace general stock market performance. S&P's only relationship to the Company is the licensing of certain trademarks and trade names of S&P and of the Indexes which is determined, composed and calculated by S&P without regard to the Company or the Funds. S&P has no obligation to take the needs of the Company or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

     S&P does not guarantee the accuracy and/or the completeness of the Indexes or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Company, owners of the Funds, or any other person or entity from the use of the Indexes or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability of fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Information Regarding All Funds

            Each Fund may also lend its portfolio securities. In addition, each Fund (other than Short Term Treasury Fund and the Money Market Fund) may enter into transactions in options on securities, securities indices and futures contracts and related options. When deemed appropriate by the Advisor, a Fund (other than the Short Term Treasury Fund) may invest cash balances in repurchase agreements and each Fund (other than the Short Term Treasury Fund) may invest in other money market investments to maintain liquidity in an amount to meet redemptions or for day-to-day operating purposes. In addition, the Short Term Treasury Fund may invest in repurchase agreements fully collateralized by U.S. Treasury securities. These investment techniques are described below and under the heading "Investment Objectives and Policies" in the Statement of Additional Information.

     When the Advisor believes that market conditions warrant, a Fund (other than Short Term Treasury Fund) may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars. See "Portfolio Instruments and Practices and Associated Risk Factors - Liquidity Management."

                                      PORTFOLIO INSTRUMENTS AND PRACTICES AND
                                              ASSOCIATED RISK FACTORS

         Investment strategies that are available to the Funds are set forth below. Additional information concerning certain of these strategies and their related risks is contained in the Statement of Additional Information.

         Equity Securities. "Equity securities," as used in this Prospectus, refers to common stock, preferred stock, warrants or rights to subscribe to or purchase such securities. Securities considered for purchase by the Funds may be listed or unlisted, and may be issued by companies with various levels of market capitalization.

         Each of the LargeCap 500 Index Fund, MidCap Index Fund and SmallCap Index Fund (collectively, the "Index Funds") may invest up to 5% of its net assets at the time of purchase in warrants and similar rights (other than those that have been acquired in units or attached to other securities). Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. Each Index Fund may invest in convertible preferred stock. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

         As mutual funds investing primarily in common stocks, the Index Funds are subject to market risk --- i.e., the possibility that common stock prices will decline over short or even extended periods. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

         Foreign Securities. There are certain risks and costs involved in investing in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in U.S. investments. These considerations include the possibility of political instability (including revolution), future political and economic developments and dependence on foreign economic assistance. Investments in companies domiciled in foreign countries, therefore, may be subject to potentially higher risks than investments in the United States.

         Depositary Receipts. American Depositary Receipts ("ADRs") are depositary receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts also involve the risks of other investments in foreign securities, as discussed above. For purposes of the Funds' investment policies, a Fund's investments in depositary receipts will be deemed to be investments in the underlying securities.

         Futures Contracts and Options. The Index Funds may invest in futures contracts and options on futures contracts for hedging purposes or to maintain liquidity. However, a Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets.

         Futures contracts obligate a Fund, at maturity, to take or make delivery of certain securities or the cash value of a securities index. When interest rates are rising, futures contracts can offset a decline in value of the Fund's portfolio securities. When rates are falling, these contracts can secure higher yields for securities the Fund intends to purchase.

         The Index Funds may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of a Fund's portfolio securities is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund's position in a futures contract or option thereon, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable requirements of the SEC.

            In addition, the Index Funds may write covered call options, buy put options, buy call options and write secured put options on particular securities or various stock indices for investment or hedging purposes. Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a stock index provides the holder with the right to make or receive a cash settlement upon exercise of the option.

            The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) inability to close out certain hedged positions to avoid adverse tax consequences; (5) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (6) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (7) particularly in the case of privately-negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could result in a loss to the Fund.

         When a Fund invests in a derivative instrument, it may be required to segregate cash and other liquid portfolio securities to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as a Fund maintains the positions requiring segregation or cover. Segregating assets could diminish a Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

         The Funds are not commodity pools, and all futures transactions engaged in by a Fund must constitute bona fide hedging or other permissible transactions in accordance with the rules and regulations promulgated by the Commodity Futures Trading Commission. Successful use of futures and options is subject to special risk considerations.

         For a further discussion see "Fund Investments" and Appendix B to the Statement of Additional Information.

            Repurchase Agreements. The Funds may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The Short Term Treasury Fund will invest only in repurchase agreements fully collateralized by U.S. Treasury securities. With respect to the Money Market Fund, the securities held subject to a repurchase agreement may have stated maturities exceeding 397 days, provided the repurchase agreement itself matures in 397 days. The financial institutions with which a Fund may enter into repurchase agreements include member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer. The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

         Investment Company Securities. In connection with the management of daily cash positions, the Funds may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share (i.e., "money market funds"). The LargeCap 500 Index Fund and the MidCap Index Fund may also invest in SPDRs and shares of other open-end investment companies that are structured to seek performance that corresponds to that of the appropriate Index. Securities of other investment companies will be acquired within limits prescribed by the 1940 Act. These limitations, among other matters, restrict the purchase or acquisition of any security issued by any other investment company (the "acquired fund"), if immediately after such acquisition, a Fund would own more than 3% of the outstanding voting securities of the acquired fund; more than 5% of a Fund's assets would be invested in the securities of the acquired fund; or more than 10% of a Fund's assets would be invested in securities issued by investment companies in the aggregate. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses a Fund bears directly in connection with its own operations.

         Variable and Floating Rate Securities. Each Fund (other than the Short Term Treasury Fund) may purchase variable and floating rate securities which are debt instruments with variable or floating interest rates. These securities may include variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated variable and floating rate securities will be determined by the Advisor to be of comparable quality at the time of purchase to rated securities purchasable by a Fund. The absence of an active secondary market, however, could make it difficult to dispose of the securities, and a Fund could suffer a loss if the issuer defaulted or during periods that the Fund is not entitled to exercise its demand rights. Variable and floating rate securities held by a Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

         Corporate Obligations. The Money Market Fund may purchase commercial paper, other short-term obligations, bond debentures and notes. See Appendix A to the Statement of Additional Information for a description of the ratings for corporate obligations.

            Bank  Obligations.  The Funds  (other  than the Short Term  Treasury
Fund) may purchase U.S. dollar-denominated bank obligations, including certificates of deposit, bankers' acceptances, bank notes, deposit notes and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. For this purpose, the assets of a bank or savings institution include the assets of both its domestic and foreign branches. See "Foreign Securities" for a discussion of the risks associated with investments in obligations of foreign banks and foreign branches of domestic banks. The Money Market Fund will invest in the obligations of domestic banks and savings institutions only if their deposits are federally insured. Investments by a Fund (other than the Money Market Fund) in (i) obligations of domestic banks and (ii) obligations of foreign banks and foreign branches of domestic banks each will not exceed 25% of the Fund's total assets at the time of investment. Foreign bank obligations include Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs"), Canadian Time Deposits ("CTDs"), Schedule Bs, Yankee Certificates of Deposit ("Yankee CDs") and Yankee Bankers' Acceptances ("Yankee BAs"). A discussion of these obligations appears in the Statement of Additional Information under "Fund Investments - Non-Domestic Bank Obligations."

         Asset-Backed Securities. Subject to applicable credit criteria, the Money Market Fund may purchase asset-backed securities (i.e., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). The average life of asset-backed securities varies with the maturities of the underlying instruments which, in the case of mortgages, have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be primarily a function of current market rates and current conditions in the relevant housing markets. In calculating the average weighted maturity of the Money Market Fund, the maturity of mortgage-backed instruments will be based on estimates of average life. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely. To the extent that the Fund purchases mortgage-related or mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid.

         Stripped Securities. The Money Market Fund may purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATS) and also may purchase Treasury receipts and other stripped securities which represent beneficial ownership interests in either future interest payments or the future principal payments on U.S. Government Obligations. These instruments are issued at a discount to their "face value" and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. Stripped securities will normally be considered illiquid investments and will be acquired subject to the limitation on illiquid investments unless determined to be illiquid under guidelines established by the Board of Directors.

         Illiquid Securities. Each Fund (other than the Money Market Fund and the Short Term Treasury Fund) may invest up to 15% of the value of its net assets (determined at time of acquisition) in securities which are illiquid. The Money Market Fund may invest up to 10% of the value of its net assets (determined at time of acquisition) in securities which are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

         The Funds (other than the Short Term Treasury Fund) may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Act ("Section 4(2) paper"). The Funds may also purchase securities that are not registered under the Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers which make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Advisor will determine the liquidity of such investments pursuant to guidelines established by the Company's Board of Directors.

        U.S. Government Obligations. The Funds may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities, except that the Short Term Treasury Fund will only purchase obligations issued by the U.S. Treasury. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

     U.S. Treasury Securities. Securities purchased by the Short Term Treasury Fund are direct obligations of the U.S. Treasury and are guaranteed by the full faith and credit of the U.S. government. These securities presently consist of U.S. Treasury bills, U.S. Treasury notes and U.S. Treasury bonds. U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities greater than ten years.

         Zero Coupon Treasury Securities. A portion of the U.S. Treasury securities purchased by the Short Term Treasury Fund may be "zero coupon" Treasury securities. These are U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price).

         The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as a Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

         Certain banks and brokerage firms have separated ("stripped") the principal portions ("corpus") from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The Short Term Treasury Fund will not purchase any such receipts or certificates representing stripped corpus or coupon interests in U.S. Treasury securities sold by banks and brokerage firms. The Fund will only purchase zero coupon Treasury securities which have been stripped by the Federal Reserve Bank.

            Borrowing and Reverse Repurchase Agreements. Each Fund is authorized to borrow money in amounts up to 5% of the value of the Fund's total assets at the time of such borrowing for temporary purposes. The Funds may also borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement. Additionally, a Fund is authorized to borrow money in amounts up to 33 1/3% of its assets, as permitted by the 1940 Act, for the purpose of meeting redemption requests. Borrowed funds are subject to interest costs that may offset or exceed the return earned on the borrowed funds. However, a Fund will not purchase portfolio securities while borrowings exceed 5% of the Fund's total assets. For more detailed information with respect to the risks associated with borrowing, see the heading "Borrowing" in the Statement of Additional Information.

         When-Issued Purchases and Forward Commitments. Each Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk that the price or yield obtained may be less favorable than the price or yield available when the delivery takes place. Each Fund will establish a segregated account consisting of cash, U.S. Government securities or other liquid portfolio securities in an amount equal to the amount of its when-issued purchases and forward commitments. Each Fund's when-issued purchases and forward purchase commitments are not expected to exceed 25% of the value of the particular Fund's total assets absent unusual market conditions. The Funds do not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives.

         Guaranteed Investment Contracts. The Money Market Fund may make limited investments in guaranteed investment contracts ("GICs") issued by the U.S. insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis interest which is based on an index (in most cases this index is expected to be the Salomon
Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. The Fund will only purchase GICs from insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Directors. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be acquired subject to the limitation on illiquid investments.

         Fixed Income Securities. Generally, the market value of fixed income securities held by the Funds can be expected to vary inversely to changes in prevailing interest rates. Investors should also recognize that, in periods of declining interest rates, the yields of investment portfolios composed primarily of fixed income securities will tend to be higher than prevailing market rates and, in periods of rising interest rates, yields will tend to be somewhat lower. The market value of a Fund's investment will also change in response to the relative financial strengths of each issuer. Changes in the financial strengths of an issuer or charges in the ratings of a particular security may also affect the value of those investments. Fluctuations in the market value of fixed income securities subsequent to their acquisitions will not affect cash income from such securities, but will be reflected in a Fund's net asset value.

     The Funds (other than the Money Market Fund) may purchase zero coupon bonds (i.e., discount debt obligations that do not make periodic interest payments). Zero coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest.

         Lending of Portfolio Securities. To enhance the return of the portfolio, each Fund may lend securities in its portfolio representing up to 25% of its total assets, taken at market value, to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities (only cash and short-term U.S. Government securities in the case of the Short Term Treasury Fund) adjusted daily to have a market value at least equal to the current market value of the securities loaned. The risk in lending portfolio securities, as with other extensions of credit, consists of possible delay in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

     Diversification. Each Fund is classified as a diversified investment company under the 1940 Act.

         Portfolio Transactions and Turnover. All orders for the purchase or sale of securities on behalf of the Funds are placed by the Advisor with broker/dealers that the Advisor selects. A high portfolio turnover rate involves larger brokerage commission expenses or transaction costs which must be borne directly by the Fund, and may result in the realization of short-term capital gains which are taxable to shareholders as ordinary income. The Advisor will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with a Fund's objective and policies. It is anticipated that each Fund's (other than the Money Market Fund) annual portfolio turnover rate will range from 12% to 15%. With respect to the Short Term Treasury Fund, it is anticipated that the Fund's annual portfolio turnover rate will range from 100% to 200%.

            Liquidity Management. Pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if the Advisor determines that market conditions warrant, the Index Funds may also invest without limitation in short-term U.S. Government obligations, high quality money market instruments, variable and floating rate instruments and repurchase agreements as described above. High quality money market instruments may include commercial paper. Short-term obligations purchased by the Funds will either have short-term debt ratings at the time of purchase in the top two categories by one or more unaffiliated nationally recognized statistical rating organizations ("NRSROs") or be issued by issuers with such ratings. Unrated instruments purchased by a Fund will be of comparable quality as determined by the Advisor.


                                              INVESTMENT LIMITATIONS

         The investment objective and policies of each Fund may be changed by the Company's Board of Directors without shareholder approval. No assurance can be given that any Fund will achieve its investment objective.

         Each Fund has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of the Fund" (as defined in the Statement of Additional Information). These limitations are set forth in the Statement of Additional Information.

                                         PURCHASE AND REDEMPTION OF SHARES

         Shares of each Fund are sold by the Distributor on a continuous basis for the Fund. The Distributor is a registered broker/dealer with principal offices at 60 State Street, Boston, Massachusetts 02109.

         Purchase of Shares. Shares of the Funds are sold on a continuous basis without an initial or contingent deferred sales charge to fiduciary and discretionary accounts of institutions, "institutional investors", directors, officers and employees of the Company, the Advisor and the Distributor, the Advisor's investment advisory clients and family members of employees of the Advisor. "Institutional investors" may include financial institutions (such as banks, savings institutions and credit unions); pension and profit sharing and employee benefit plans and trusts and insurance companies, investment companies, investment advisors and broker-dealers acting for their own accounts or for the accounts of institutional investors. A minimum initial investment of $1,000,000 for each Fund is required for fiduciary and discretionary accounts of institutions and institutional investors.

            Shares of the Funds are sold at net asset value per share next determined after a purchase order is received. Purchase orders by an institution for shares of the Funds must be received by the Distributor or the Transfer Agent before the close of regular trading hours (currently 4:00 p.m. Eastern time) on the NYSE on any Business Day (as defined below). Payment for such shares may be made by institutions in federal funds or other funds immediately available to the Custodian no later than 4:00 p.m. (Eastern time) on the next Business Day following the receipt of the purchase order.

         It is the responsibility of each institution to transmit orders for purchases by its customers and to deliver required funds on a timely basis. If funds are not received within the periods described above, the order will be canceled, notice thereof will be given, and the institution will be responsible for any loss to the Funds or their shareholders. Institutions may charge certain account fees depending on the type of account the investor has established with the institution. In addition, an institution may receive fees from the Funds as described below under "Management." Payments for shares of the Funds may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Funds. For further information see "Purchase and Redemption Information" in the Statement of Additional Information.

         Purchases may be effected on days on which the NYSE is open for business (each, a "Business Day"). The Funds reserve the right to reject any purchase order. Payment for orders which are not received or accepted will be returned after prompt inquiry. The issuance of shares is recorded on the books of the Funds, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

         Neither the Company, the Distributor nor the Transfer Agent will be responsible for the authenticity of telephone instructions for the purchase or redemption of shares where such instructions are reasonably believed to be genuine. Accordingly, the institution will bear the risk of loss. The Company will attempt to confirm that telephone instructions are genuine and will use such procedures as are considered reasonable. If the Company fails to use reasonable procedures to verify the genuineness of the telephone instructions, it or its service providers may be liable for such instructions that prove to be fraudulent or unauthorized.

         Redemption of Shares. Redemption orders are effected at the net asset value per share next determined after receipt of the order by the Transfer Agent. Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at the institution. The Company intends to pay cash for all shares redeemed, but in unusual circumstances may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur transaction costs in converting such securities to cash. For further information see "Purchase and Redemption Information" in the Statement of Additional Information.

            Share balances may be redeemed pursuant to arrangements between institutions and investors. It is the responsibility of an institution to transmit redemption orders to the Transfer Agent and to credit its Customers' accounts with the redemption proceeds on a timely basis. If a redemption order for shares of the Funds is received by the Transfer Agent before 4:00 p.m. Eastern time on a Business Day, payment is normally wired to the redeeming institution on the following Business Day after receipt of the order by the Transfer Agent. The Company reserves the right to delay the wiring of redemption proceeds for up to seven days after it receives a redemption order if, in the judgment of the Advisor, an earlier payment could adversely affect a Fund.

                                            DIVIDENDS AND DISTRIBUTIONS

         Each Fund expects to pay dividends and distributions from the net income and net realized capital gains, if any, earned on investments held by the Fund. Dividends from net income are declared and paid quarterly for each Fund (except the Money Market Fund and the Short Term Treasury Fund). Dividends from net income are declared daily and paid monthly with respect to the Money Market Fund and are declared and paid monthly with respect to the Short Term Treasury Fund. Each Fund's net realized capital gains (including net short-term capital gains), if any, are distributed at least annually. Dividends and capital gains are paid in the form of additional shares of the same Fund unless a shareholder requests that dividends and capital gains be paid in cash. In the absence of this request on the Account Application Form, each purchase of shares is made on the understanding that the Transfer Agent is automatically appointed to receive the dividends upon all shares in the shareholder's account and to reinvest them in full and fractional shares of the same Fund at the net asset value in effect at the close of business on the reinvestment date. Dividends are automatically paid in cash (along with any redemption proceeds) not later than seven business day after a shareholder closes an account with a Fund.

         Shareholders of the Money Market Fund whose purchase orders are received and become effective by 3:00 p.m. (Eastern Time) on any day on which the NYSE is open for business receive dividends for that day. Shareholders of the Money Market Fund whose redemption orders have been received by 3:00 p.m. (Eastern Time) on a Business Day will not receive dividends for that day, while shareholders whose redemption orders are received after 3:00 p.m. (Eastern Time) on a Business Day will receive that day's dividends. Shareholders of Funds other than the Money Market Fund will not receive dividends for the day purchase orders are received, but will receive dividends for the day redemption orders are received. The above-stated dividend determination time with respect to redemptions is also applicable with respect to expedited redemption orders received by telephone.

         A Fund's expenses are deducted from the income of the Fund before dividends are declared and paid. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Custodian and Transfer Agent; fees and expenses of officers and Directors; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying each Fund and its shares for distribution under Federal and State securities laws; expenses of preparing prospectuses and statements of additional information and printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and Directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Company that are not readily identifiable as belonging to a particular fund of the Company are allocated among all funds of the Company by or under the direction of the Board of Directors in a manner that the Board determines to be fair and equitable, taking into consideration whether it is appropriate for expenses to be borne by the Funds in addition to the Company's other funds. Except as noted in this Prospectus and the Statement of Additional Information, the Funds' service contractors bear expenses in connection with the performance of their services, and each Fund bears the expenses incurred in its operations. The Advisor, Administrator, Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                                                  NET ASSET VALUE

         Net asset value for shares in a Fund is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged, by the number of outstanding shares.

         The net asset  value per share of each Fund  (except  the Money  Market
Fund) for the purpose of pricing purchase and redemption orders is determined as of the close of regular trading hours on the NYSE (currently 4:00 p.m., New York time) on each Business Day. Securities traded on a national securities exchange or on NASDAQ are valued at the last sale price on such exchange or market as of the close of business on the date of valuation. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Options will be valued at market value or fair value if no market exists. Futures contracts will be valued in like manner, except that open futures contract sales will be valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Restricted securities and securities and assets for which market quotations are not readily available are valued at fair value by the Advisor under the supervision of the Board of Directors. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value at that time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

         The net asset value per share of the Money Market Fund for the purpose of pricing purchase and redemption orders is determined as of 3:00 p.m. (Eastern time) and as of the close of regular trading on the NYSE on each Business Day. In seeking to maintain a stable net asset value of $1.00 per share with respect the Fund, the Company values the Fund's portfolio securities according to the amortized cost method of valuation. Under this method, securities are valued initially at cost on the date of purchase. Thereafter, absent unusual circumstances, the Fund assumes a constant proportionate amortization of any discount or premium until maturity of the security.

         The Company does not accept purchase and redemption orders on days on which the NYSE is closed. The NYSE is currently scheduled to be closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

                                                    MANAGEMENT

Board of Directors

         The Company is managed under the direction of its Board of Directors. The Statement of Additional Information contains the name and background information regarding each Director.

Investment Advisor

        Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009, serves as the Funds' investment advisor. The Advisor was formed in December 1994. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC, Woodbridge Capital Management, Inc. ("Woodbridge") and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. Woodbridge and WAM are indirect, wholly-owned subsidiaries of Comerica Incorporated. Mr. Lee P. Munder, the Advisor's chief executive officer, indirectly owns or controls a majority of the partnership interests in the Advisor. As of June 30, 1997, the Advisor and its affiliates had approximately $41 billion in assets under management, of which $22 billion were invested in equity securities, $8 billion were invested in money market or other short-term instruments, and $11 billion were invested in other fixed income securities.

         Subject to the supervision of the Board of Directors of the Company, the Advisor provides overall investment management for the Funds, provides research and credit analysis, is responsible for all purchases and sales of portfolio securities, maintains books and records with respect to the Funds' securities transactions and provides periodic and special reports to the Board of Directors as requested.

            For the advisory services provided and expenses assumed with regard to the Funds, the Advisor has agreed to a fee from each Fund, computed daily and payable monthly on a separate Fund-by-Fund basis, at an annual rate of .07% of the average daily net assets of the LargeCap 500 Index Fund, .15% of the average daily net assets of each of the MidCap Index Fund and SmallCap Index Fund and
 .20% of the average daily net assets of each of the Short Term Treasury Fund and Money Market Fund.

         The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. Such payments are made out of the Advisor's own resources and do not involve additional costs to the Funds or their shareholders.

Administrator, Custodian and Transfer Agent

        First Data Investor Services Group, Inc. ("Investor Services Group"), whose principal business address is 53 State Street, Boston, Massachusetts 02109, serves as administrator for the Company. Investor Services Group is a wholly-owned subsidiary of First Data Corporation. The Administrator generally assists the Company in all aspects of its administration and operations, including the maintenance of financial records and fund accounting.

        Investor Services Group also serves as the Company's transfer agent and dividend disbursing agent. Shareholder inquiries may be directed to Investor Services Group at P.O. Box 5130, Westborough, Massachusetts 01581-5130.

         As compensation for these services, the Administrator is entitled to receive fees at an annual rate of $20,000 per Fund plus .01% of the first $1 billion of the Funds' aggregate net assets and .005% of the Funds' aggregate net assets in excess of $1 billion. The Transfer Agent is entitled to receive fees at an annual rate of $10,000 per Fund plus .025% of the Funds' aggregate average daily net assets in excess of $5 billion. The Administrator and Transfer Agent are also entitled to reimbursement for out-of-pocket expenses.

         Comerica Bank, whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Funds. The Custodian is a wholly owned subsidiary of Comerica Incorporated, a publicly-held bank holding company. As compensation for its services, the Custodian is entitled to receive fees, based on the aggregate average daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which the custodian provides services, computed daily and payable monthly at an annual rate of .03% of the first $100 million of average daily net assets, .02% of the next $500 million of net assets and .01% of net assets in excess of $600 million. The Custodian also receives certain transaction based fees.

         For an additional description of the services performed by the Administrator, Transfer Agent and Custodian, see the Statement of Additional Information.

                                                       TAXES

         Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification relieves a Fund of liability for Federal income or excise taxes to the extent its earnings are distributed in accordance with the Code.

         Qualification as a regulated investment company under the Code for any taxable year requires, among other things, that a Fund distribute to its shareholders an amount equal to at least 90% of its investment company taxable income and 90% of its net tax-exempt interest income for such year. In general a Fund's investment company income will be its taxable income (including dividends, interest, and short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Each Fund intends to distribute substantially all of its investment company taxable income each taxable year. Such distributions will be taxable as ordinary income to the Fund's shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to an IRA or qualified retirement plan are deferred under the Code if applicable requirements are met.) The dividends received deduction for corporations will apply to such distributions by the Funds to the extent of the total qualifying dividends received by the distributing fund from domestic corporations for the taxable year and if other applicable requirements are met.

         Substantially all of each of the Funds' net realized long-term capital gains, if any, will be distributed at least annually. The Funds will generally have no tax liability with respect to such gains, and the distributions will be taxable to shareholders who are not currently exempt from Federal income taxes as long-term capital gains, no matter how long the shareholders have held their shares.

         A taxable gain or loss may be realized by a holder of shares in the Funds upon the redemption or transfer of shares depending upon the tax basis of the shares and their price at the time of the transaction. Such gain or loss will be long-term or short-term, generally depending upon the shareholders holding period for the shares.

         Dividends declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

         Before purchasing shares in the Funds, the impact of dividends or distributions which are expected to be declared or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of capital, may be subject to tax.

         Investments in zero coupon securities will result in income to a Fund each year equal to a portion of the excess of the face value of the securities over their issue price, even though the Fund receives no cash interest payments from the securities.

         Each Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

         On an annual basis, each Fund will send written notices to record owners of shares regarding the Federal tax status of distributions made by the Fund. Since this is not an exhaustive description of applicable tax consequences, and since state and local taxes may be different than the Federal taxes described below, investors may wish to contact their tax advisors concerning investments in the Funds.

         Further information relating to tax consequences is contained in the Statement of Additional Information.

                                               DESCRIPTION OF SHARES

         The Company was organized as a Maryland corporation on May 23, 1984 under the name St. Clair Money Market Fund, Inc. which was changed to St. Clair Fixed Income Fund, Inc. on December 30, 1986 and to St. Clair Funds, Inc. on September 18, 1996. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any authorized but unissued shares of the Company into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority, the Company's Board of Directors has authorized the issuance of shares of common stock representing interests in Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, S&P SmallCap Index Equity Fund, Munder Aggregate Bond Index Fund, Munder Foreign Equity Fund, Liquidity Plus Money Market Fund, Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund and Munder Institutional S&P SmallCap Index Equity Fund.

         Each share of a Fund has a par value of $.001 and represents an equal proportionate interest in the Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared at the discretion of the Company's Board of Directors. The Company's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held. Shareholders will vote in the aggregate and not by Fund, except where otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular Fund. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate number of shares can elect 100% of the Directors, if they choose to do so and, in such event, the holders of the remaining shares would not be able to elect any person or persons to the Board of Directors. The Company is not required and does not currently intend to hold annual meetings of shareholders for the election of Board members except as required under the 1940 Act. A meeting of shareholders will be called upon the written request of at least 10% of the outstanding shares of the Company. To the extent required by law, the Company will assist in shareholder communications in connection with such a meeting. For further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

                                                    PERFORMANCE

         From time to time, the Funds may quote performance and yields for shares in advertisements or in communications to shareholders. The total return of shares in the Funds may be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total return reflects the average percentage change in value of an investment of shares in the Funds from the beginning date of the measuring period to the end of the measuring period. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividends and capital gains distributions made during the period are reinvested in the same class of shares.

         The yield of shares in the Short Term Treasury Fund are computed based on the net income of such Fund during a 30-day (or one month) period (which period will be identified in connection with the particular yield quotation). More specifically, the yield is computed by dividing the per share net income for the class during a 30-day (or one-month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis.

         The yield of shares in the Money Market Fund refers to the income generated by an investment the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized;" that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. "Effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

         The Funds may compare the performance of their shares to the performance of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds, including, for example, Lipper Analytical Services, Inc., the Lehman Brothers Government/Corporate Bond Index, a recognized unmanaged index of government and corporate bonds, the Standard & Poor's 500 Index, an unmanaged index of a group of common stocks, the Consumer Price Index, or the Dow Jones Industrial Average, an unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange. Performance and yield data as reported in national financial publications such as Morningstar, Inc., Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of a class of shares in the Fund.

         Performance will fluctuate and any quotation of performance should not be considered as representative of future performance of shares in the Funds. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a Fund, portfolio maturity, operating expenses, and market conditions. Any fees charged by institutions directly to their customers' accounts in connection with investments in the Funds will not be included in calculations of yield and performance.

                            MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY FUND
                          MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND
                        MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
                           MUNDER INSTITUTIONAL SHORT TERM TREASURY FUND
                               MUNDER INSTITUTIONAL MONEY MARKET FUND


                                        STATEMENT OF ADDITIONAL INFORMATION
                                                  July 23, 1997


         St. Clair Funds, Inc. (the "Company") currently offers a selection of investment portfolios, five of which are discussed in this Statement of Additional Information: Munder Institutional S&P 500 Index Equity Fund ("LargeCap 500 Index Fund"), Munder Institutional S&P MidCap Index Equity Fund ("MidCap Index Fund"), Munder Institutional S&P SmallCap Index Equity Fund ("SmallCap Index Fund") (collectively, the "Index Funds"), Munder Institutional Short Term Treasury Fund ("Short Term Treasury Fund") and Munder Institutional Money Market Fund ("Money Market Fund") (collectively with the Index Funds, the "Funds"). The Funds' investment advisor is Munder Capital Management (the "Advisor").

            This Statement of Additional Information is intended to supplement the information provided to investors in the Funds' Prospectus dated July 23, 1997 and has been filed with the Securities and Exchange Commission ("SEC") as part of the Company's Registration Statement. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Funds' Prospectus dated July 23, 1997. The contents of this Statement of Additional Information are incorporated by reference in the Prospectus in their entirety. A copy of the Prospectus may be obtained through Funds Distributor, Inc. (the "Distributor"), or by calling the Funds at (800) 438-5789. This Statement of Additional Information is dated July 23, 1997.


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                                                 TABLE OF CONTENTS
                                                                     Page

GENERAL........................................................       3
FUND INVESTMENTS...............................................       3
RISK FACTORS AND SPECIAL CONSIDERATIONS .......................       11
INVESTMENT LIMITATIONS.........................................       12
DIRECTORS AND OFFICERS.........................................       14
INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS.............       19
PORTFOLIO TRANSACTIONS.........................................       20
PURCHASE AND REDEMPTION INFORMATION............................       22
NET ASSET VALUE................................................       23
PERFORMANCE INFORMATION........................................       23
TAXES .........................................................       26
ADDITIONAL INFORMATION CONCERNING SHARES.......................       30
MISCELLANEOUS..................................................       31
REGISTRATION STATEMENT.........................................       31
APPENDIX A.....................................................       A-1
APPENDIX B.....................................................       B-1

No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or the Distributor. The Prospectus does not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                                      GENERAL

     The Company was organized as a Maryland corporation on May 23, 1984 under the name St. Clair Money Market Fund, Inc., which was changed to St. Clair Fixed Income Fund, Inc. on December 30, 1986 and to St. Clair Funds, Inc. on September 18, 1996.

     As stated in the Prospectus, the investment advisor of the Fund is Munder Capital Management (the "Advisor"). The principal partners of the Advisor are Old MCM, Inc. ("Old MCM"), Munder Group LLC, Woodbridge Capital Management, Inc. ("Woodbridge") and WAM Holdings, Inc. ("WAM"). Mr. Lee P. Munder, the Advisor's Chief Executive Officer, indirectly owns or controls a majority of the partnership interests of the Advisor.

         Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.

                                                 FUND INVESTMENTS

         The following supplements the information contained in the Funds' Prospectus concerning the investment objective and policies of the Funds. Each Fund's investment objective is a non-fundamental policy and may be changed without the authorization of the holders of a majority of the Fund's outstanding shares. There can be no assurance that any Fund will achieve its objective.

         Investment Company Securities. The Funds may invest in securities issued by other investment companies. The LargeCap 500 Index Fund and the MidCap Index Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are securities that represent ownership in the SPDR Trust, a long-term unit investment trust which is intended to provide investment results that generally correspond to the price and yield performance of certain corresponding S&P indices. SPDR holders are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities in the SPDR Trust, net of certain fees and expenses charged to the Trust. Because of these fees and expenses, the dividend yield for SPDRs may be less than that of the corresponding S&P index. SPDRs are traded on the American Stock Exchange.

         As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each Fund bears directly in connection with its own operations. Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

         Non-Domestic Bank Obligations. Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Funds (other than Short Term Treasury Fund) will invest in obligations of foreign banks or foreign branches of U.S. banks only when the Advisor deems the instrument to present minimal credit risks,  such  investments may  nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.

         Commercial  Paper.  Investments  by a Fund (other than the Money Market
Fund) in commercial paper will consist of issues rated at the time in one of the highest four rating categories by at least one nationally-recognized statistical rating organization ("NRSRO"). Investments by the Money Market Fund will consist of issues rated at the time of issuers having at the time, a quality rating within the two highest rating categories of an NRSRO. In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

         Variable Master Demand Notes. The Funds (other than Short Term Treasury
Fund) may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, the Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a less to the extent of the default. The Funds invest in variable amount master demand notes only when the Advisor deems the investment to involve minimal credit risk.

            Options. The Index Funds may write covered call options, buy put options, buy call options and write secured put options in an amount not exceeding 5% of their net assets for investment or hedging purposes. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

         A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

         The writer of an option that wished to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." The cost of such a closing purchase plus transaction costs may be greater than the premium received upon the original option, in which event the relevant Fund will have incurred a loss in the transaction. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

         Effecting a closing transaction in the case of a written call option will permit the Index Funds to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option, will permit such Funds to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

         The Index Funds may write options in connection with buy-and-write transactions; that is, the Index Funds may purchase a security and then write a call option against that security. The exercise price of the call such Funds determine to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the maximum gain to the relevant Fund will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

         In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its Custodian cash or cash equivalents equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the portfolio in cash or cash equivalents in a segregated account with its custodian. The Index Funds may write call options that are not covered for cross-hedging purposes. Each of the Index Funds will limit its investment in uncovered put and call options purchased or written by the Fund to 5% of the Fund's total assets. The Index Funds will write put options only if they are "secured" by cash or cash equivalents maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

         The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the relevant Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

         Each of the Index Funds may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. Each of the Index Funds may purchase call options to hedge against an increase in the price of securities that it anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the relevant Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

         When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by a Fund expires unexercised the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

         There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

         There is no assurance that a Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

         In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         Rights and Warrants. As stated in the Prospectus, each Index Fund may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. Warrants acquired by a Fund in units or attached to other securities are not subject to this restriction.

         Stock  Index  Futures,  Options on Stock  Indices  and Options on Stock
Index Futures Contracts. The Index Funds may purchase and sell stock index futures, options on stock indices and options on stock index futures contracts as a hedge against movements in the equity markets.

         A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

         Options on stock indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

         If the Advisor expects general stock market prices to rise, it might purchase a stock index futures contract, or a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the relevant Fund's futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor expects general stock market prices to decline, it might sell a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the relevant Fund's portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such futures contract or put option.

         The Index Funds may purchase and write call and put options on stock index futures contracts. Each Index Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, the Index Funds may purchase put options or write call options on stock index futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or purchase call options or write put options on stock index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which such Funds intend to purchase.

         In connection with transactions in stock index futures, stock index options and options on stock index futures, the Funds will be required to deposit as "initial margin" an amount of cash and short-term U.S. Government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or futures contract. No Fund may at any time commit more than 5% of its total assets to initial margin deposits on futures contracts, index options and options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this Statement of Additional Information.

            U.S. Government Obligations. The Funds may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities, except that the Short Term Treasury Fund will only purchase obligations issued by the U.S. Treasury. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration.

         Stripped Securities. The Money Market Fund may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax and securities purposes. The Company is not aware of any binding legislative, judicial or administrative authority on this issue.

         Only instruments which are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATS and TIGRs which are stripped by their holder do not qualify as U.S.
Government obligations.

         Within the past several years the Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments or Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Money Market Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         Variable and Floating Rate Instruments. Debt instruments purchased by a Fund may be structured to have variable or floating interest rates. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the relevant Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

         The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Fund could suffer a loss if the issuer defaulted or during periods when the Fund is not entitled to exercise its demand rights.

         Variable and floating rate instruments held by a Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

         Repurchase Agreements. The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations. With respect to the Money Market Fund, the securities held subject to a repurchase agreement may have stated maturities exceeding thirteen months, provided that the repurchase agreement itself matures in one year.

         The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

         Securities subject to repurchase agreements will be held by Comerica Bank (the "Custodian") or a sub-custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

            Borrowing. Each Fund is authorized to borrow money in an amount up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and is authorized to borrow money in excess of the 5% limit as permitted by the 1940 Act to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires a Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Money borrowed will be subject to interest costs which may or may not be recovered by an appreciation of the securities purchased. A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Each Fund may, in connection with permissible borrowings, transfer, as collateral, securities owned by the Fund.

         Reverse Repurchase Agreements. The Funds may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain, in a segregated account, cash, U.S. Government securities or other liquid portfolio securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

         Guaranteed Investment Contracts. The Money Market Fund may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis interest which is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. A Fund will only purchase GICs from insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be acquired subject to the limitation on illiquid investments.

         When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (delayed-delivery transactions) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit a Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

         When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual market conditions.

         The Funds will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

         When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

         Lending of Portfolio Securities. To enhance the return on its portfolio, each Fund may lend securities in its portfolio (subject to a limit of 25% of its total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash or U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of a possible delay in recovery of the securities or a possible loss of rights in the collateral should the borrower fail financially. In determining whether a Fund will lend securities, the Advisor will consider all relevant facts and circumstances. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors.

         Yields and Ratings. The yields on certain obligations, including the money market instruments in which each Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., and other nationally recognized statistical rating organizations represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Directors or the Advisor, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

         Other. It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A under the Securities Act of 1933, as amended (the "Act"), could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

                                      RISK FACTORS AND SPECIAL CONSIDERATIONS

         Traditional methods of fund investment management typically involve relatively frequent changes in a portfolio of securities on the basis of economic, financial and market analysis. The Index Funds are not managed in this manner. Instead, with the aid of a computer program, the Advisor purchases and sells securities for each Index Fund in an attempt to produce investment results that substantially duplicate the investment composition and performance of each Index Fund's respective corresponding index (the "Corresponding Index"), taking into account redemptions, sales of additional Fund shares, and other adjustments as described below.

         An Index Fund does not expect to hold at any particular time all of the stocks included in the Corresponding Index. The Advisor believes, however, that through the application of capitalization weighing and sector balancing techniques it will be able to construct and maintain each Index Fund's investment  portfolio  so that  it  reasonably  tracks  the  performance  of its
Corresponding Index. The Advisor will compare the industry sector diversification of the stocks an Index Fund would acquire solely on the basis of their weighted capitalizations with the industry sector diversification of all issuers included in the relevant Corresponding Index. This comparison is made because the Advisor believes that, unless an Index Fund holds all stocks included in its Corresponding Index, the selection of stocks for purchase by the Fund solely on the basis of their weighted market capitalizations would tend to place heavier concentration in certain industry sectors. As a result, events disproportionately affecting such industries could affect the performance of the Fund differently than the performance of the Corresponding Index. Conversely, if smaller companies were not purchased by the Fund, the representation of industries included in the Corresponding Index that are not dominated by the most heavily market-capitalized companies would be reduced or eliminated.

         For these reasons, the Advisor will identify the sectors which are (or, except for sector balancing, would be) most underrepresented in an Index Fund's portfolio and will purchase balancing securities in these sectors until the portfolio's sector weightings closely match those of the Corresponding Index. This process continues until the portfolio is fully invested (except for cash holdings).

         Redemptions of a substantial number of shares of an Index Fund could reduce the number of issuers represented in the Fund's investment portfolio, which could, in turn, adversely affect the accuracy with which the Fund tracks the performance of the Corresponding Index.

         If an issuer drops in ranking, or is eliminated entirely from an Index Fund's Corresponding Index, the Advisor may be required to sell some or all of the common stock of such issuer then held by the Fund. Sales of portfolio securities may be made at times when, if the Advisor were not required to effect purchases and sales of portfolio securities in accordance with the Corresponding Index, such securities might not be sold. Such sales may result in lower prices for such securities than may been realized or in losses that may not have been incurred if the Advisor were not required to effect the purchases and sales. The failure of an issuer to declare or pay dividends, the institution against an issuer of potentially materially adverse legal proceedings, the existence or threat of defaults materially and adversely affecting an issuer's future declaration and payment of dividends, or the existence of other materially adverse credit factors will not necessarily be the basis for the disposition of portfolio securities, unless such event causes the issuer to be eliminated entirely from the Corresponding Index. However, although the Advisor does not intend to screen securities for investment by an Index Fund by traditional methods of financial and market analysis, the Advisor will monitor each Index Fund's investment with a view towards removing stocks of companies which may impair for any reason the Fund's ability to achieve its investment objective.

         The Index Funds will invest primarily in the common stocks that constitute their Corresponding Indexes in accordance with their relative capitalization and sector weightings as described above. It is possible, however, that a Fund will from time to time receive, as part of a "spin-off" or other corporate reorganization of an issuer included in a Corresponding Index, securities that are themselves outside the Corresponding Index. Such securities will be disposed of by the Fund in due course consistent with the Fund's investment objective.

                                              INVESTMENT LIMITATIONS

         Each Fund is subject to the investment limitations enumerated in this section which may be changed with respect to a particular Fund only by a vote of the holders of a majority of the Fund's outstanding shares (as defined under "Miscellaneous - Shareholder Approvals").

                  Each Fund may not:

        1. With respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities. However, as an operating policy the Money Market Fund intends to adhere to the 5% limitation (with respect to the Fund's investment in the outstanding securities of any one issuer) with regard to 100% of its portfolio to the extent required under applicable regulations under the 1940 Act;

        2. Purchase securities if more than 25% of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government Securities or, with respect to the Money Market Fund, obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) there is no limit on investments in issuers domiciled in a single country; (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry); and (iv) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry);

     3. Borrow money or enter into reverse repurchase agreements except that the Fund may (i) borrow money or enter into reverse repurchase agreements for temporary purposes in amounts not exceeding 5% of its total assets and (ii) borrow money for the purpose of meeting redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

     4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

     5. Make loans of securities to other persons in excess of 25% of the Fund's total assets, provided the Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

     6. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Act in selling portfolio securities;

     7. Purchase or sell real estate or any interest therein, but not including securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

     8. Make investments for the purpose of exercising control of management;

         9. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by a Fund of financial futures and stock index futures contracts, options on futures contracts, options on securities and securities indices, as permitted by the Fund's Prospectus; or

     10. Issue any senior securities (as such term is defined in Section 18(f) of the 1940 Act) except to the extent the activities permitted by other enumerated investment limitations may be deemed to give rise to a senior security and as consistent with interpretations under the 1940 Act.


            Although not a matter of fundamental policy, the Funds consider securities which are issued or guaranteed by the same foreign government to be issued by the same industry for purposes of the 25% asset limitation on investments in securities of issuers conducting their principal business activity in the same industry.

         Additional investment restrictions adopted by each Fund, which may be changed by the Board of Directors, provide that a Fund may not:

                  1. Invest more than 15% of its net assets (10% of net assets for the Money Market Fund) (taken at market value at the time of purchase) in securities which cannot be readily resold because of legal or contractual restrictions or which are not otherwise marketable;

     2. Invest in other investment companies except as permitted under the 1940 Act; or

                     3. Purchase securities on margin, or make short sales of securities except for the use of short-term credit necessary for the clearance of purchase and sales of portfolio securities, but a Fund may make margin deposits in connection with transactions in options, futures and options on futures.

         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if a Fund's holdings of illiquid securities exceeds 15% (10% for the Money Market Fund) because of changes in the value of the Fund's investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                                              DIRECTORS AND OFFICERS

         The directors and executive officers of the Company, and their business addresses and principal occupations during the past five years, are:

                                                                                Principal Occupations
   Name, Address and Age                 Positions with Company                 During the Past Five Years


    Charles W. Elliott 1/                 Chairman of the Board of Directors    Senior Advisor to the President -
    3338 Bronson Boulevard                                                      Western Michigan University since
    Kalamazoo, MI  49008                                                        July 1995; prior to that Executive
    Age: 64                                                                     Vice President - Administration &
                                                                                Chief Financial Officer, Kellogg
                                                                                Company from January 1987 through
                                                                                June 1995; before that Price
                                                                                Waterhouse.  Board of Directors,
                                                                                Steelcase Financial Corporation.

    John Rakolta, Jr.                     Director and Vice Chairman of the     Chairman, Walbridge Aldinger
    1876 Rathmor                          Board of Directors                    Company (construction company).
    Bloomfield Hills, MI  48304
    Age: 49

    Thomas B. Bender                      Director                              Investment Advisor, Financial &
    7 Wood Ridge Road                                                           Investment Management Group (since
    Glen Arbor, MI  49636                                                       April, 1991); Vice President
    Age: 63                                                                     Institutional Sales, Kidder,
                                                                                Peabody & Co. (Retired April, 1991).

    David J. Brophy                       Director                              Professor, University of Michigan;
    1025 Martin Place                                                           Director, River Place Financial
    Ann Arbor, MI  48104                                                        Corp.; Trustee, Renaissance Assets
    Age: 60                                                                     Trust.

    Dr. Joseph E. Champagne               Director                              Corporate and Executive Consultant
    319 Snell Road                                                              since September 1995; prior to that
    Rochester, MI  48306                                                        Chancellor, Lamar University from
    Age: 58                                                                     September 1994 until September 1995;
                                                                                before that Consultant to Management,
                                                                                Lamar University; President and
                                                                                Chief Executive Officer, Crittenton
                                                                                Corporation (holding company that
                                                                                owns healthcare facilities), and
                                                                                Crittenton Development Corporation
                                                                                until August 1993; before that
                                                                                President, Oakland University of
                                                                                Rochester, MI, until August 1991;
                                                                                Member, Board of Directors, Ross
                                                                                Operating Valve of Troy, MI.

    Thomas D. Eckert                      Director                              President and COO, Mid-Atlantic
    10726 Falls Pointe Drive                                                    Group of Pulte Home Corporation
    Great Falls, VA  22066                                                      (developer of residential land and
    Age: 49                                                                     construction of housing units).

    Lee P. Munder                         President                             President and CEO of the Advisor;
    480 Pierce Street                                                           Chief Executive Officer and
    Suite 300                                                                   President of Old MCM, Inc.; Chief
    Birmingham, MI  48009                                                       Executive Officer of World Asset
    Age: 51                                                                     Management; and Director, LPM
                                                                                Investment Services, Inc. ("LPM").

    Terry H. Gardner                      Vice President, Chief Financial       Vice President and Chief Financial
    480 Pierce Street                     Officer and Treasurer                 Officer of the Advisor; Vice
    Suite 300                                                                   President and Chief Financial
    Birmingham, MI  48009                                                       Officer of Old MCM, Inc. (February
    Age: 36                                                                     1993 to present); Audit Manager
                                                                                Arthur Andersen & Co. (1991 to
                                                                                February 1993); Secretary of LPM.

    Paul Tobias                           Vice President                        Executive  Vice  Presidentand Chief
    480 Pierce Street                                                           Operating  Officer of the Advisor
    Suite 300                                                                   (since  April 1995) and Executive
    Birmingham, MI 48009                                                        Vice President of Comerica, Inc.
    Age: 45

    Gerald Seizert                        Vice President                        Executive Vice President and Chief
    480 Pierce Street                                                           Investment Officer/Equities of the
    Suite 300                                                                   Advisor (since April 1995);
    Birmingham, MI  48009                                                       Managing Director (1991-1995),
    Age: 44                                                                     Director (1992-1995) and Vice
                                                                                President (1984-1991) of Loomis,
                                                                                Sayles and Company, L.P.

    Elyse G. Essick                       Vice President                        Vice President and Director of
    480 Pierce Street                                                           Marketing for the Advisor; Vice
    Suite 300                                                                   President and Director of Client
    Birmingham, MI  48009                                                       Services of Old MCM, Inc. (August
    Age: 38                                                                     1988 to December 1994).

    James C. Robinson                     Vice President                        Vice President and Chief Investment
    480 Pierce Street                                                           Officer/Fixed Income for the
    Suite 300                                                                   Advisor; Vice President and
    Birmingham, MI  48009                                                       Director of Fixed Income of Old
    Age: 35                                                                     MCM, Inc. (1987-1994).

    Leonard J. Barr, II                   Vice President                        Vice President and Director of Core
    480 Pierce Street                                                           Equity Research of the Advisor;
    Suite 300                                                                   Director and Senior Vice President
    Birmingham, MI  48009                                                       of Old MCM, Inc. (since 1988);
    Age: 52                                                                     Director of LPM.

    Ann F. Putallaz                       Vice President                        Vice President and Director of
    480 Pierce Street                                                           Fiduciary Services of the Advisor
    Suite 300                                                                   (since January 1995); Director of
    Birmingham, MI  48009                                                       Client and Marketing Services of
    Age: 51                                                                     Woodbridge Capital Management, Inc.

    Richard H. Rose                       Assistant Treasurer                   Senior Vice President, First Data
    First Data Investor Services                                                Investor Services Group, Inc.
      Group, Inc.                                                               (since May 6, 1994).  Formerly,
    One Exchange Place                                                          Senior Vice President, The Boston
    8th Floor                                                                   Company Advisors, Inc. since
    Boston, MA  02109                                                           November 1989.
    Age:  41

    Lisa A. Rosen                         Secretary, Assistant Treasurer        General Counsel of the Advisor
    480 Pierce Street                                                           since May, 1996; Formerly Counsel,
    Suite 300                                                                   First Data Investor Services Group,
    Birmingham, MI  48009                                                       Inc.; Assistant Vice President and
    Age: 29                                                                     Counsel with The Boston Company
                                                                                Advisors, Inc.; Associate with
                                                                                Hutchins, Wheeler & Dittmar.

    Teresa M. R. Hamlin                   Assistant Secretary                   Counsel, First Data Investor
    First Data Investor Services                                                Services Group, Inc. (since 1995);
      Group, Inc.                                                               Formerly Paralegal Manager, The
    One Exchange Place                                                          Boston Company Advisors, Inc.
    8th Floor
    Boston, MA  02109
    Age:  33

    Julie A. Tedesco                      Assistant Secretary                   Counsel, First Data Investor
    First Data Investor Services                                                Services Group, Inc. (since May,
      Group, Inc.                                                               1994); Formerly, Assistant Vice
    One Exchange Place                                                          President and Counsel of The Boston
    8th Floor                                                                   Company Advisors, Inc. since July,
    Boston, MA  02109                                                           1992.
    Age:  39

1/       Director is an "interested person" of the Company as defined in the 1940 Act.

         Directors of the Company receive an aggregate fee from the Company, The Munder Funds Trust (the "Trust"), The Munder Funds, Inc. ("Munder") and The Munder Framlington Funds Trust ("Framlington Trust") comprised of an annual retainer fee and a fee for each Board meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

            The following table summarizes the compensation paid by the Company, Munder, the Trust and Framlington Trust to their respective Directors/Trustees for the year ended June 30, 1997.

                                        Aggregate                Pension
                                       Compensation            Retirement          Estimated
             Name of              from the Company, the     Benefits Accrued    Annual Benefits        Total from
              Person                Trust, Munder and          as Part of             upon              the Fund
           and Position             Framlington Trust         Fund Expenses        Retirement           Complex

    Charles W. Elliott                  $20,000.00                None                None             $20,000.00
    Chairman

    John Rakolta, Jr.                   $18,500.00                None                None             $18,500.00
    Vice Chairman

    Thomas B. Bender                    $20,000.00                None                None             $20,000.00
    Trustee and Director

    David J. Brophy                     $20,000.00                None                None             $20,000.00
    Trustee and Director

    Dr. Joseph E. Champagne             $20,000.00                None                None             $20,000.00
    Trustee and Director

    Thomas D. Eckert                    $20,000.00                None                None             $20,000.00
    Trustee and Director


         No officer, director or employee of the Advisor, Comerica, the Distributor, the Administrator or the Transfer Agent currently receives any compensation from the Company, the Trust, Munder or Framlington Trust.

                         INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

         Investment Advisor. The Advisor of the Fund is Munder Capital Management, a Delaware general partnership. The general partners of the Advisor are Woodbridge, WAM, Old MCM, and Munder Group, LLC. Woodbridge and WAM are wholly-owned subsidiaries of Comerica Bank -- Ann Arbor, which, in turn is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

         Under the terms of the Investment Advisory Agreement between the Company and the Advisor with respect to the Funds (the "Advisory Agreement"), the Advisor furnishes continuing investment supervision to the Funds and is responsible for the management of each Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Company's Board of Directors.

         For the advisory services provided and expenses assumed with regard to the Funds, the Advisor has agreed to a fee from each Fund, computed daily and payable monthly on a separate Fund-by-Fund basis, at an annual rate of .07% of the average daily net assets of the LargeCap 500 Index Fund, .15% of the average daily net assets of each of the MidCap Index Fund and SmallCap Index Fund and
 .20% of the average daily net assets of each of the Short Term Treasury Fund and Money Market Fund.

         The Advisory Agreement will continue in effect for a period of two years from its effective date. If not sooner terminated, the Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the Fund, or (ii) the vote of a majority of the Board of Directors. The Advisory Agreement is terminable by vote of the Board of Directors, or by the holders of a majority of the outstanding voting securities of a Fund, at any time without penalty, upon 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with a Fund without penalty upon 90 days' written notice to the Company. The Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

         Distribution Agreement. The Company has entered into a distribution agreement, under which the Distributor, as agent, sells shares of the Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Fund although it is not obligated to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not holders of fund shares (excluding preparation and printing expenses necessary for the continued registration of the shares) and of printing and distributing all sales literature. The Distributor's principal offices are located at 60 State Street, Boston, Massachusetts 02109.

            Administration Agreement. First Data Investor Services Group, Inc. ("Investor Services Group"), located at 53 State Street, Boston, Massachusetts 02109, serves as administrator for the Company pursuant to an administration agreement (the "Administration Agreement"). Investor Services Group has agreed to maintain office facilities for the Company; provide accounting and bookkeeping services for the Funds, including the computation of each Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC or any state securities commission having jurisdiction over the Company.

         The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its willful misfeasance, bad faith or gross negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.

         Custodian and Transfer Agency Agreements. Comerica Bank, whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, MI 48226, maintains custody of each Fund's assets pursuant to a custodian agreement ("Custody Agreement") with the Company. Under the Custody Agreement, the Custodian (i) maintains a separate account in the name of each Fund, (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund's securities and (v) makes periodic reports to the Board of Directors concerning each Fund's operations.

            Investor Services Group also serves as the transfer and dividend disbursing agent for the Funds pursuant to a transfer agency agreement (the "Transfer Agency Agreement") with the Company, under which Investor Services Group (i) issues and redeems shares of each Fund, (ii) addresses and mails all communications by each Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of each Fund and (v) makes periodic reports to the Board of Directors concerning the operations of the Funds.

         Other Information Pertaining to Administration and Transfer Agency Agreements. As stated in the Prospectus, the Administrator, the Transfer Agent and the Custodian each receives a separate fee for its services. In approving the Administration Agreement and Transfer Agency Agreement, the Board of Directors did consider the services that are to be provided under their respective agreements, the experience and qualifications of the respective service contractors, the reasonableness of the fees payable by the Company in comparison to the charges of competing vendors, the impact of the fees on the estimated total ordinary operating expense ratio of each Fund and the fact that neither the Administrator nor the Transfer Agent is affiliated with the Company or the Advisor. The Board also considered its responsibilities under federal and state law in approving these agreements.

                                              PORTFOLIO TRANSACTIONS

         Subject to the general supervision of the Board of Directors, the Advisor makes decisions with respect to and places orders for all purchases and sales of portfolio securities for each Fund.

         Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.

         Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

         The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the Advisor believes such practice to be in each Fund's interests.

         The portfolio turnover rate of each Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Fund during the year. Each Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year.

         In the Advisory Agreement, the Advisor agrees to select broker-dealers in accordance with guidelines established by the Company's Board of Directors from time to time and in accordance with applicable law. In assessing the terms available for any transaction, the Advisor shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes the Advisor, subject to the prior approval of the Company's Board of Directors, to cause each Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

         Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor by the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Funds may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

         Portfolio securities will not be purchased from or sold to the Advisor, the Distributor or any affiliated person (as defined in the 1940 Act) of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

         Investment decisions for each Fund and for other investment accounts managed by the Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as the Funds are concerned, in other cases it is believed to be beneficial to the Funds. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or accounts in executing transactions.

         The Funds will not purchase securities during the existence of any underwriting or selling group relating to such securities of which the Advisor or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Company's Board of Directors in accordance with Rule 10f-3 under the 1940 Act.

         Except as noted in the Prospectus and this Statement of Additional Information the Funds' service contractors bear all expenses in connection with the performance of their services and each Fund bears the expenses incurred in its operations. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Custodian and Transfer Agent; fees and expenses of officers and Directors; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying each Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Company that are not readily identifiable as belonging to a particular investment portfolio of the Company are allocated among all investment portfolios of the Company by or under the direction of the Board of Directors in a manner that the Board of Directors determines to be fair and equitable, taking into consideration whether it is appropriate for expenses to be borne by the Funds in addition to the Company's other funds. The Advisor, Administrator, Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                                        PURCHASE AND REDEMPTION INFORMATION

        Purchases and redemptions are discussed in the Funds' prospectus and such information is incorporated herein by reference.

         Retirement Plans. Shares of any of the Funds may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is also charged on IRAs. This custodial fee is due by December 15 of each year and may be paid by check or shares liquidated from a shareholder's account.

         The Funds may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading on the New York Stock Exchange (the "Stock Exchange") is restricted by applicable rules and regulations of the SEC; (b) the Stock Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. Upon the occurrence of any of the foregoing conditions, the Funds may also suspend or postpone the recordation of the transfer of its Shares.

         In addition, the Funds may compel the redemption of, reject any order for, or refuse to give effect on the Funds' books to the transfer of, its Shares where the relevant investor or investors have not furnished the Funds with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request. The Funds may also redeem shares involuntarily if it otherwise appears appropriate to do so in light of the Funds' responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers and other tax-related certifications.

         Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Funds as described in the Prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (1) it will have good and marketable title to the securities received by it; (2) that the securities are in proper form for transfer to the Funds; and (3) adequate information will be provided concerning the basis and other tax matters relating to the securities.

         Redemption proceeds are normally paid in cash; however, each Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

                                                  NET ASSET VALUE

         In determining the approximate market value of portfolio investments, the Company may employ outside organizations, which may use matrix or formula methods that take into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula methods not been used. All cash, receivables and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Directors.

                                              PERFORMANCE INFORMATION

         From time to time, quotations of a Fund's performance may be included in advertisements, sales literature, or reports to shareholders or prospective investors. These performance figures are calculated in the following manner:

Yield of the Money Market Fund

         The Money Market Fund's current and effective yields are computed using standardized methods required by the SEC. The annualized yield is computed by:
(a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b)
dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

         Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of the Fund will fluctuate, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to the Fund's investment policies including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield.

Yield of the Short Term Treasury Fund

         The Short Term Treasury Fund's 30-day SEC yield (or one month) standard yield described in the Prospectus is calculated for the Fund in accordance with the method prescribed by the SEC for mutual funds:
                                            a - b
                           YIELD =    2[(-----+1)6 - 1]
                                            cd

Where: a =      dividends and interest earned by a Fund during the period;

       b = expenses accrued for the period (net of expense reimbursements and waivers);

       c = average daily number of shares outstanding during the period entitled to receive dividends;

       d =      maximum offering price per share on the last day of the period.

         For the purpose of determining interest earned on debt obligations purchased by the Fund at a discount or premium (variable "a" in the formula), the Fund computes the yield to maturity of such instrument based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. The maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. For the purpose of computing yield on equity securities held by the Fund, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security for each day that the security is held by the Fund.

         Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

         With respect to mortgage or other receivables-backed debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula).

Average Annual Total Return

         A Fund may advertise its "average annual total return" and will compute such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:


                                    P (1 + T)n = ERV

       Where:    T       =     average annual total return;

                 ERV     =     ending redeemable value of a hypothetical $1,000
                               payment made at the beginning of the
                               1, 5, or 10 year (or other)  periods
                               at the end of the applicable  period
                               and  of  any  CDSC  deduction  (or a
                               fractional portion thereof);

                 P         =      hypothetical initial payment of $1,000;

                  n        =       number of years and portion of a year

Aggregate Total Return

         A Fund may advertise its "aggregate total return" and will compute such return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                                     (ERV)    - 1
                  Aggregate Total Return  =    P

         The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period.

         The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

         From time to time, in advertisements or in reports to shareholders, the Funds' yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Money Market Fund's yield may be compared to the IBC/Donoghue's Money Fund Average, which is an average compiled by Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely recognized independent service that monitors the performance of mutual funds.

                                                       TAXES


         The following summarizes certain additional tax considerations generally affecting each Fund and its shareholders that are not described in the Funds' Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisors with specific reference to their own tax situations.

         Each Fund intends to elect and qualify annually to be taxed as a regulated investment company under Subchapter M, of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

         In addition to satisfaction of the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of securities and certain other investments held for less than three months (the "Short-Short Gain Test").

         In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         Certain debt instruments acquired by a Fund may include "original issue discount" or "market discount". As a result, a Fund may be deemed under tax law rules to have earned discount income in taxable periods in which it does not actually receive any payments on the particular debt instruments involved. This income, however, will be subject to the Distribution Requirements and must also be distributed in accordance with the excise tax distribution rules discussed below, which may cause the Fund to have to borrow or liquidate securities to generate cash in order to timely meet these requirements (even though such borrowing or liquidating securities at that time may be detrimental from the standpoint of optimal portfolio management). Gain from the sale of a debt instrument having market discount may be treated for tax purposes as ordinary income to the extent that market discount accrued during the Fund's ownership of that instrument.

         Distributions of net investment income received by a Fund and any net realized short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may not be eligible for the dividends received deduction for corporations.

         Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Any such gain which a Fund designates as a capital gain dividend is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held the shares, and is not eligible for the dividends received deduction.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends received deduction in the case of corporate shareholders to the extent of the Fund's current and accumulated earnings and profits.

         Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Fund each year.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

         The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Certain options and futures contracts in which a Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Portfolio at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

         Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Funds which is taxed as ordinary income when distributed to shareholders.

         Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

         The  Short-Short  Gain  Test  and  the   diversification   requirements
applicable to each Fund's assets may limit the extent to which each Fund will be able to engage in transactions in options and futures contracts.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         Upon the sale or other disposition of shares of a Fund, a shareholder may realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

         If a Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income tax rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

         A Fund may be able to make an election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the foreign investment company, regardless of whether it actually received any distributions from the foreign company. These amounts would be included in the Fund's investment company taxable income and net capital gain which, to the extent distributed by the Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to the Fund. In order to make this election, the Fund would be required to obtain certain annual information from the foreign investment companies in which is invests, which in many cases may be difficult to obtain. Alternatively, the Fund may be eligible to elect to mark to market its foreign investment company stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income, and any resulting loss would not be recognized. If this election were made, the special rules described above with respect to excess distributions and dispositions would still apply.

         Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

         The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions paid to any shareholder
(i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Company that he is not subject to backup withholding or that he is an "exempt recipient."

         Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

         The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

                                     ADDITIONAL INFORMATION CONCERNING SHARES

         The Company is a Maryland corporation. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any authorized but unissued shares of the Company into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority, the Company's Board of Directors have authorized the issuance of shares of common stock representing interests in Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Aggregate Bond Index Fund, Munder Foreign Equity Fund, Liquidity Plus Money Market Fund, Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund.

         Shares of the Funds have no subscription or pre-emptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable Prospectus and Statement of Additional Information, shares will be fully paid and non-assessable by the Company. In the event of a liquidation or dissolution of the Company or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Fund and the Company's other Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved, based on the number of shares of the Fund that are held by each shareholder.

         Shareholders of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Company, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Directors. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of such Fund in the matter are substantially identical to the interests of other Funds of the Company or that the matter does not affect any interest of such Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Company voting together in the aggregate without regard to a particular Fund.

         Shareholder meetings to elect Directors will not be held unless and until such time as required by law. At that time, the Directors then in office will call a shareholders' meeting to elect Directors. Except as set forth above, the Directors will continue to hold office and may appoint successor directors. Meetings of the shareholders of the Company shall be called by the Directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

         Notwithstanding any provision of Maryland law requiring a greater vote of the Company's shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or the Company's Articles of Incorporation, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of the Funds and the Company's other funds, if any (voting together without regard to class).

                                                   MISCELLANEOUS

         Counsel. The law firm of Dechert Price & Rhoads, 1500 K Street, N.W., Washington, DC 20005, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Company.

     Independent Auditors. Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116 serves as the Company's independent auditors.

         Shareholder Approvals. As used in this Statement of Additional Information and in the Prospectuses, a "majority of the outstanding shares" of the Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

         Banking Laws. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment advisor, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. The Advisor and the Custodian are subject to such banking laws and regulations.

         The Advisor and the Custodian believe they may perform the services for the Company contemplated by their respective agreements with the Company without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent these companies from continuing to perform such service for the Company.

         Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Company, the Company might be required to alter materially or discontinue its arrangements with such companies and change its method of operations. It is not anticipated, however, that any change in the Company's method of operations would affect the net asset value per share of the Funds or result in a financial loss to any shareholder of the Funds.

                                              REGISTRATION STATEMENT

         This Statement of Additional Information and the Funds' Prospectus do not contain all the information included in the Funds' registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

         Statements contained herein and in the Funds' Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Funds' registration statement, each such statement being qualified in all respect by such reference.

                                                        A-1
shared/bankgrp/stclr/sai/inssai3.doc
                                                    APPENDIX A

                                               - Rated Investments -


Corporate Bonds

     Excerpts from Moody's Investors Services, Inc. ("Moody's") description of its bond ratings:

         "Aaa": Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa": Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

     "A": Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa": Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appears adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba": Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B": Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa": Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

         Excerpts from Standard & Poor's Corporation ("S&P") description of its bond ratings:

     "AAA": Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     "AA": Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

     "A": Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         "BBB": Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         "BB", "B" and "CCC": Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Commercial Paper

         The rating "Prime-1" is the highest commercial paper rating assigned by Moody's. These issues (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issues rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

                                                    APPENDIX A

                                               - Rated Investments -

Commercial Paper

         Rated commercial paper purchased by a Fund must have (at the time of purchase) the highest quality rating assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparative quality pursuant to guidelines approved by a Fund's Boards of Trustees and Directors. Highest quality ratings for commercial paper for Moody's and S&P are as follows:

         Moody's: The rating "Prime-1" is the highest commercial paper rating category assigned by Moody's. These issues (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

         S&P: Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated in the "A-1" category by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+".

G:\SHARED\BANKGRP\STCLR\EDGAR/PEA.24.DOC            77

G:\SHARED\BANKGRP\STCLR\EDGAR/PEA.24.DOC
                                                    APPENDIX B


         As stated in the Prospectus, the Funds may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

I.  Index Futures Contracts

         General. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexed, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks.

         Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

         A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

         In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

     Examples of Stock Index Futures Transactions. The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future
                Hedge Objective: Protect Against Increasing Price

                           Portfolio                     Futures
                                                   -Day Hedge is Placed-
Anticipate buying $62,500 in Equity Securities    Buying 1 Index Futures at 125
                                                  Value of Futures =
                                                  $62,500/Contract

                                                   -Day Hedge is Lifted-
Buy Equity Securities with Actual Cost = $65,000   Sell 1 Index Futures at 130
Increase in Purchase Price = $2,500                Value of Futures =
                                                   $65,000/Contract
                                                   Gain on Futures = $2,500

                                    HEDGING A STOCK PORTFOLIO: Sell the Future
                                    Hedge Objective: Protect Against Declining
                                              Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000 Value of Futures Contract - 125 X $500 = $62,500 Portfolio Beta Relative to the Index = 1.0

                           Portfolio                         Futures
                                                      -Day Hedge is Placed-
Anticipate Selling $1,000,000 in Equity Securities  Sell 16 Index Futures at 125
                                                    Value of Futures =
                                                    $1,000,000

                                                      -Day Hedge is Lifted-
Equity Securities - Own Stock Buy 16 Index  Futures at 120 with Value = $960,000
     Value of Futures = $960,000
Loss in Portfolio Value = $40,000                     Gain on Futures = $40,000


II.  Margin Payments

         Unlike purchase or sales of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Advisor may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

III.  Risks of Transactions in Futures Contracts

         There are several risks in connection with the use of futures by the Funds as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Advisor. Conversely, the Funds may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Advisor. It is also possible that, when the Fund had sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

         Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Funds will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

         In instances involving the purchase of futures contracts by the Funds, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Advisor may still not result in a successful hedging transaction over a short time frame.

         Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

         Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         Successful use of futures by the Funds is also subject to the Advisor's ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when they may be disadvantageous to do so.

IV.  Options on Futures Contracts

         The Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.
Net option premiums received will be included as initial margin deposits.

         Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

V.  Other Matters

         Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                                      PART C

                                                 OTHER INFORMATION


Item 24. Financial Statements and Exhibits
                  ---------------------------------------

         (a)      Financial Statements

                  Not Applicable.

         (b)      Exhibits:

     (1) (a) Articles of Incorporation dated May 22, 1984 are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

     (b) Articles Supplementary to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

     (c) Articles of Amendment to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

     (d) Articles Supplementary to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

     (e) Certificate of Correction is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

     (f) Articles Supplementary to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

     (g) Certificate of Correction is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

         (h)      Articles   of   Amendment   to   Registrant's    Articles   of
                  Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

     (i) Articles Supplementary to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

     (j) Articles Supplementary to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

         (k)      Articles    Supplementary   to   Registrant's    Articles   of
                  Incorporation are incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997 relating to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund.

     (l) Certificate of Correction relating to the Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

                  (m) Articles Supplementary to Registrant's Articles of Incorporation relating to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund are filed herein.

     (2) (a) By-Laws as amended, restated and adopted by Registrant's Board of Directors on March 2, 1990 are incorporated herein by reference to Exhibit 2(a) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A, filed on November 29, 1990.

     (3)          Not Applicable.

     (4)          Not Applicable.

     (5) (a) Form of Investment Advisory Agreement between Registrant and Munder Capital Management with respect to the Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

         (b) Form of Investment Advisory Agreement between Registrant and Munder Capital Management with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

                  (c) Form of Investment Advisory Agreement between Registrant and Munder Capital Management with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is filed herein.

     (6) (a) Form of Distribution Agreement between Registrant and Funds Distributor Inc., with respect to the Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

         (b) Form of Distribution Agreement between Registrant and Longrow Securities Inc., with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

          (c) Form of Distribution Agreement between Registrant and Funds Distributor, Inc. with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is filed herein.

     (7)          Not Applicable.

     (8) (a) Form of Custody Agreement between Registrant and Comerica Bank with respect to Liquidity Plus Money Market Fund, Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

    (b) Form of Amendment to Custody Agreement between Registrant and Comerica Bank is filed herein.

     (c) Form of Notice to Custody Agreement between Registrant and Comerica Bank with respect to the addition of Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market is filed herein.

     (9) (a) Administration Agreement between Registrant and The Shareholder Services Group, Inc. is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

         (b) Form of Notice to Administration Agreement with respect to the Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

         (c) Form of Amended and Restated Administration Agreement between Registrant and First Data Investor Services Group, Inc. with respect to Liquidity Plus Money Market Fund, Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

         (d) Form of Amendment to Amended and Restated Administration Agreement between Registrant and First Data Investor Services Group, Inc is filed herein.

         (e) Form of Notice to Administration Agreement between Registrant and First Data Investor Services Group, Inc. with respect to the addition of Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is filed herein.

     (f) Form of Notice to Sub-Administration Agreement between Registrant and FDI Distribution Services, Inc. with respect to the addition of Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market is filed herein.

         (g) Form of Transfer Agency and Registrar Agreement between Registrant and First Data Investor Services Group, Inc. with respect to Liquidity Plus Money Market Fund, Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

         (h) Form of Amendment to Transfer Agency and Registrar Agreement between Registrant and First Data Investor Services Group, Inc is filed herein.

         (i) Form of Notice to Transfer Agency and Registrar Agreement with respect to the addition of Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is filed herein.

         (j) Form of Participation Agreement between Registrant, Zurich-Kemper and Longrow Securities Inc., with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

         (k) Form of Shareholder Servicing Plan with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

     (10)(a) Opinion and consent of counsel for Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

         (b) Opinion and consent of counsel with respect to Munder S&P Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

                  (c) Opinion and consent of counsel with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market is filed herein.

     (11)(a) Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

         (b) Certified Resolution of Board authorizing signature on behalf of Registrant pursuant to power of attorney is incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 9, 1997.

     (12)         Not Applicable.

     (13)         Not Applicable.

     (14)         Not Applicable.

     (15) Form of Service and Distribution Plan of the Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

     (16)(a) Schedules for computation of annualized and effective yields of the Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

         (b) Schedules for computation of annualized and effective yields with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 3, 1997.

                  (c) Schedules for computation of total return and yield with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder
                  Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is filed herein.

     (17)         Not Applicable.

     (18)         Not Applicable.

         Item 25. Persons Controlled by or under Common Control with Registrant.
                  -------------------------------------------------------------

                  Not Applicable.

         Item 26. Number of Holders of Securities
                           --------------------------------------

                           As of July 15, 1997, the Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund had no shareholders.

     As of July 15, 1997, the number of shareholders of record for Liquidity Plus Money Market Fund is 3.

         Item 27. Indemnification
                           -------------------

                           Article VII, Section 3 of the Registrant's Articles of Incorporation ("Section 3") provides that the Registrant, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. In addition, Article VI, Section 2 of the Registrant's By-laws provides that any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer of the Corporation, is or was serving while a director or officer of the Corporation at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorney's fees) actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under General Laws of the State of Maryland and the Investment Company Act of 1940, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                           The indemnification provided by this Section 2 shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any issuance or other agreement, vote of shareholders or disinterested directors or otherwise, both as to action by a director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

                           Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

         Item 28. Business and Other Connections of Investment Adviser
                           ---------------------------------------------------

                           Munder Capital Management

                                    Position
         Name                                                 with Adviser

         Old MCM, Inc.                                        Partner

         Munder Group LLC                                     Partner

         WAM Holdings, Inc.                                   Partner

         Woodbridge Capital                                   Partner
         Management, Inc.

         Lee P. Munder                           President and Chief Executive
                                                 Officer

         Leonard J. Barr, II                     Senior Vice President and
                                                 Director of Research

         Ann J. Conrad                           Vice President and Director of
                                                 Special Equity Products

         Terry H. Gardner                        Vice President and Chief
                                                 Financial Officer

         Clark Durant                            Vice President and Co-Director
                                                 of The Private Management Group

         Elyse G. Essick                         Vice President and Director of
                                                 Client Services

         Sharon E. Fayolle                       Vice President and Director of
                                                 Money Market Trading

         Otto G. Hinzmann                        Vice President and Director of
                                                 Equity Portfolio Management

         Anne K. Kennedy                         Vice President and Director of
                                                 Corporate Bond Trading


         Richard R. Mullaney                     Vice President and Director of
                                                 The Private Management Group

         Ann F. Putallaz                         Vice President and Director
                                                 of Fiduciary Services

         Peter G. Root                           Vice President and Director of
                                                 Government Securities Trading

         Lisa A. Rosen                           General Counsel and Director
                                                 of Mutual Fund Operations

         James C. Robinson                       Executive Vice President and
                                                 Chief Investment Officer/Fixed
                                                 Income

         Gerald L. Seizert                       Executive Vice President and
                                                 Chief Investment Officer/
                                                 Equity

         Paul D. Tobias                          Executive Vice President and
                                                 Chief Operating Officer

         For further information relating to the Investment Adviser's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management. See File No.
         801-32415.

         Item 29. Principal Underwriters.
                           ---------------------------

     (a) With respect to Liquidity Plus Money Market Fund, Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund: Funds Distributor, Inc. ("FDI"), located at 60 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Funds. FDI is an indirectly wholly-owned subsidiary of Boston Institutional Group, Inc. a holding company, all of whose outstanding shares are owned by key employees. FDI is a broker dealer registered under the Securities Exchange Act of 1934, as amended. FDI acts as principal underwriter of the following investment companies:

   Harris Insight Funds Trust                        Skyline Funds
   The Munder Funds Trust                            Fremont Mutual Funds, Inc.
   St. Clair Funds, Inc.                             RCM Capital Funds, Inc.
   BJB Investment Funds                              Burridge Funds
   PanAgora Institutional Funds                      The JPM Series Trust
   RCM Equity Funds, Inc.                            The JPM Series Trust II
   Waterhouse Investors Cash Management Fund, Inc.   Monetta Fund, Inc.
   HT Insight Funds, Inc.                            Monetta Trust
     d/b/a Harris Insight Funds                      The Brinson Funds
   LKCM Fund                                         The Munder Framlington
                                                        Funds Trust
   The JPM Pierpont Funds                            The Munder Funds, Inc.
   The JPM Institutional Funds                       WEBS Index Fund, Inc.

     With respect to the Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund: Longrow Securities Inc. ("Longrow"), located at 222 South Central Avenue, St. Louis, Missouri 63105. Longrow does not act as principal underwriter to any other investment company other than the Registrant.

     (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

  Director, President and Chief Executive Officer      -Marie E. Connolly
  Executive Vice President                             -Richard W. Ingram
  Executive Vice President                             -Donald R. Robertson
  Senior Vice President, General Counsel,              -John E. Pelletier
  Secretary and Clerk
  Senior Vice President                                -Michael S. Petrucelli
  Director, Senior Vice President, Treasurer and
  Chief Financial Officer
  Senior Vice President                                -Paula R. David
  Senior Vice President                                -Bernard A. Whalen
  Director                                             -William J. Nutt

                           The  information  required  by this Item  29(b)  with
                           respect to each director, officer or partner of Longrow is incorporated by reference to Schedule A of Form BD filed by Longrow with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (SEC File No. 2-21442).

         (c)               Not Applicable.

         Item 30. Location of Accounts and Records
                           -----------------------------------------

                           The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

                           (1) Munder Capital Management, 480 Pierce Street or 255 East Brown Street, Birmingham, Michigan 48009 (records relating to its function as investment advisor)

                           (2) First Data Investor Services Group, Inc., 53 State Street, Exchange Place, Boston, Massachusetts 02109 or 4400 Computer Drive, Westborough, Massachusetts 01581 (records relating to its functions as administrator and transfer agent)

                           (3) Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109 (records relating to its function as distributor of Liquidity Plus Money Market Fund, Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap
                                    Index  Equity  Fund,  Munder   Institutional
                                    Short   Term   Treasury   Fund  and   Munder
                                    Institutional Money Market Fund).

     (4) Longrow Securities Inc., 222 South Central Avenue, St. Louis, Missouri 63105 (records relating to its function as distributor of the Munder S&P Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund)

     (5) Comerica Bank, 1 Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226 (records relating to its function as custodian)

         Item 31. Management Services
                           --------------------------
                           None.

         Item 32. Undertakings
                           ----------------
         (a)               Not Applicable.

         (b) Registrant undertakes to file a Post-Effective Amendment, using reasonably current financial statements which need not be certified, within four to six months from the effective date of the Registration Statement with respect to the Munder
                           Institutional  S&P  500  Index  Equity  Fund,  Munder
                           Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund.

         (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's most recent annual report to shareholders, upon request without charge.

         (d) Registrant hereby undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a director or directors of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares.

                                                    SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 24 meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 24 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 23rd day of July, 1997.

ST. CLAIR FUNDS, INC.

By:      *
          Lee P. Munder


* By:    /s/ Teresa M.R. Hamlin
         Teresa M.R. Hamlin
         as Attorney-in-Fact

                                                    SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

Signatures                         Title                       Date

*                                  President and Chief         July 23, 1997
 ------------------------------
 Lee P. Munder                     Executive Officer

*                                  Director                    July 23, 1997
 ------------------------------
 Charles W. Elliott

*                                  Director                    July 23, 1997
 ------------------------------
 Joseph E. Champagne

*                                  Director                    July 23, 1997
 ------------------------------
 Thomas B. Bender

*                                  Director                    July 23, 1997
 ------------------------------
 Thomas D. Eckert

*                                  Director                    July 23, 1997
 ------------------------------
 John Rakolta, Jr.

*                                  Director                    July 23, 1997
 ------------------------------
 David J. Brophy

*                                  Vice President,             July 23, 1997
 ------------------------------
 Terry H. Gardner                  Treasurer and
                                   Chief Financial Officer


*By:     /s/ Teresa M.R. Hamlin
         Teresa M.R. Hamlin
         as Attorney-in-Fact

* The Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

                                                   EXHIBIT INDEX


Exhibit                                        Description

1(m)                                     Articles Supplementary to Registrant's
                                         Articles of Incorporation

5(c)                                     Form of Investment Advisory Agreement

6(c)                                     Form of Distribution Agreement

8(b)                                     Form of Amendment to Custody Agreement

8(c)                                     Form of Notice to Custody Agreement

9(d)                                     Form of Amendment to Amended and
                                         Restated Administration Agreement

9(e)                                     Form of Notice to Amended and Restated
                                         Administration Agreement

9(f)                                     Form of Notice to Sub-Administration
                                         Agreement

9(h)                                     Form of Amendment to Transfer Agency
                                         and Registrar Agreement

9(i)                                     Form of Notice to Transfer Agency and
                                         Registrar Agreement

10(c)                                    Opinion and Consent of Counsel

16(c)                                    Schedules of computation of total
                                         return and yield